July 18, 2003



                    DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                  - Dreyfus Inflation Adjusted Securities Fund
                  - Dreyfus Institutional Yield Advantage Fund
                     - Dreyfus Intermediate Term Income Fund
                    - Dreyfus Premier Short-Term Income Fund
                     - Dreyfus Premier Yield Advantage Fund

                      SUPPLEMENT TO THE PROSPECTUSES DATED
                              November 1, 2002 and
                                November 12, 2002




     Effective July 18, 2003, Dreyfus Investment Grade Bond Funds, Inc. has changed its name to "Dreyfus Investment Grade Funds, Inc."